N-2 - USD ($)				3 Months Ended
		Aug. 10, 2022	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001170299
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		PIMCO Municipal Income Fund II
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses

Sales Load (as a percentage of offering price)	1.00	% (1)

Offering Expenses Borne by Common Shareholders (as a percentage of offering price)	0.05%

Dividend Reinvestment Plan Fees	None	(2)
1
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.

2
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.05%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to Preferred Shares and tender option bonds)

Management Fees (1)	1.00%

Dividend Cost on Preferred Shares (2)	0.94%

Interest Payments on Borrowed Funds (3)	0.22%

Other Expenses (4)	0.03%

Total Annual Expenses (5)	2.19%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.685% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.

2
Restated to reflect the Fund’s outstanding ARPS and RVMTP averaged over the year ended December 31, 2021, which represented 22.02% and 5.07%, respectively, of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to tender option bonds), at an annual estimated dividend cost to the Fund of
1
.
93
% for ARPS and 1.83% for RVMTP, as of June 30. 2022, and assumes the Fund will continue to pay dividends on the ARPS at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the Preferred Shares will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure” in the accompanying Prospectus.

3
Restated to reflect the Fund’s use of leverage in the form of tender option bonds averaged over the year ended December 31, 2021, which represented 14.89% of the Fund’s total average managed assets (including assets attributable to Preferred Shares and tender option bonds), at an annual estimated interest rate cost to the Fund of 0.84%. See “Use of Leverage-Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of Preferred Shares, tender option bonds and/or other forms of borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.

4	“Other Expenses” are estimated for the Fund’s current fiscal year ending December 31, 2022.
5
“Dividend Cost on Preferred Shares” and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 1.03%.

Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.22%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.94%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.03%
Total Annual Expenses [Percent]	[7]	2.19%
Expense Example [Table Text Block]
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares of the Fund (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by the Common Shareholders of 0.05%), assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 2.19% of net assets attributable to Common Shares in years 1 through 10 (assuming outstanding Preferred Shares and tender option bonds representing 41.98% of the Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years

Total Expenses Incurred	$23	$70	$120	$258
1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 23
Expense Example, Years 1 to 3	[8]	70
Expense Example, Years 1 to 5	[8]	120
Expense Example, Years 1 to 10	[8]	$ 258
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of anoffering. The table reflects the use of leverage attributable to the Fund’s outstanding Preferred Shares and tender option bonds in an amount equal to approximately 41.98% of the Fund’s total managed assets (including assets attributable to such leverage), which reflects the percentage of the Fund’s total average managed assets attributable to such leverage averaged over the period ended December 31, 2021, and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above and information below do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated for the Fund’s current fiscal year ending December 31, 2022.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
		fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.685% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund seeks to provide current income exempt from federal income tax.
Investment Strategy
Under normal circumstances, the Fund expects to invest at least 90% of its net assets in municipal bonds which pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Pacific Investment Management Company LLC (“PIMCO” or the “Investment Manager”) to be reliable), is exempt from regular federal income taxes (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax). Subject to its other investment policies, the Fund may invest up to 20% of its total assets in investments the interest from which is subject to the federal alternative minimum tax. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Risk Factors [Table Text Block]
Risks
Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below
BBB-
by either S&P Global Ratings or Fitch, Inc.) or unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to municipal securities means it is particularly subject to the risk that a municipal issuer will be unable to make timely payments of interest and principal, which risk will generally be higher during general economic downturns and may be adversely impacted by litigation, legislation or political events, or by the bankruptcy of the issuer. Before investing in the Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Share Price [Table Text Block]
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” in the accompanying Prospectus for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low

Quarter ended June 30, 2022	$11.82	$10.12	$10.78	$9.14	16.48%	2.22%

Quarter ended March 31, 2022	$14.55	$11.20	$12.37	$10.70	19.55%	3.99%

Quarter ended December 31, 2021	$14.83	$13.86	$12.42	$12.15	19.58%	13.51%

Quarter ended September 30, 2021	$15.31	$14.74	$12.77	$12.32	20.72%	16.72%

Quarter ended June 30, 2021	$15.08	$14.53	$12.68	$12.26	22.02%	16.48%

Quarter ended March 31, 2021	$15.35	$14.15	$12.65	$12.14	21.67%	13.63%

Quarter ended December 31, 2020	$14.71	$13.09	$12.42	$11.87	18.92%	9.91%

Quarter ended September 30, 2020	$14.28	$13.14	$12.44	$11.95	14.93%	8.86%

Quarter ended June 30, 2020	$13.45	$11.59	$11.95	$10.95	13.64%	4.70%

Quarter ended March 31, 2020	$15.97	$10.10	$13.30	$10.12	27.45%	(11.79)%
1	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
The Fund’s NAV per Common Share at the close of business on June 30, 2022 was $9.52 and the last reported sale price of a Common Share on the NYSE on that day was $10.74, representing a 12.82% premium to such NAV. As of June 30, 2022, the net assets of the Fund attributable to Common Shares were $604,910,910 and the Fund had outstanding 63,519,359 Common Shares, 11,931 ARPS and 687 RVMTP Shares.

Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Latest Share Price			$ 10.74
Latest Premium (Discount) to NAV [Percent]			12.82%
Latest NAV			$ 9.52
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]		As of June 30, 2022, the net assets of the Fund attributable to Common Shares were $604,910,910 and the Fund had outstanding 63,519,359 Common Shares, 11,931 ARPS and 687 RVMTP Shares.
Risks
General Description of Registrant [Abstract]
Risk [Text Block]
Risks
Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below
BBB-
by either S&P Global Ratings or Fitch, Inc.) or unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to municipal securities means it is particularly subject to the risk that a municipal issuer will be unable to make timely payments of interest and principal, which risk will generally be higher during general economic downturns and may be adversely impacted by litigation, legislation or political events, or by the bankruptcy of the issuer. Before investing in the Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Common share market price
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]			$ 10.12	$ 11.2	$ 13.86	$ 14.74	$ 14.53	$ 14.15	$ 13.09	$ 13.14	$ 11.59	$ 10.1
Highest Price or Bid	[9]			11.82	14.55	14.83	15.31	15.08	15.35	14.71	14.28	13.45	15.97
Common share net asset value
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				9.14	10.7	12.15	12.32	12.26	12.14	11.87	11.95	10.95	10.12
Highest Price or Bid, NAV				$ 10.78	$ 12.37	$ 12.42	$ 12.77	$ 12.68	$ 12.65	$ 12.42	$ 12.44	$ 11.95	$ 13.3
Premium (discount) as a % of net asset value
General Description of Registrant [Abstract]
Highest Price or Bid, Premium (Discount) to NAV [Percent]				16.48%	19.55%	19.58%	20.72%	22.02%	21.67%	18.92%	14.93%	13.64%	27.45%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.22%	3.99%	13.51%	16.72%	16.48%	13.63%	9.91%	8.86%	4.70%	(11.79%)
Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			63,519,359
ARPS Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			ARPS
Outstanding Security, Held [Shares]			11,931
RVMTP Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			RVMTP
Outstanding Security, Held [Shares]			687

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.685% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee.
[4]	Restated to reflect the Fund’s use of leverage in the form of tender option bonds averaged over the year ended December 31, 2021, which represented 14.89% of the Fund’s total average managed assets (including assets attributable to Preferred Shares and tender option bonds), at an annual estimated interest rate cost to the Fund of 0.84%. See “Use of Leverage-Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of Preferred Shares, tender option bonds and/or other forms of borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[5]	Restated to reflect the Fund’s outstanding ARPS and RVMTP averaged over the year ended December 31, 2021, which represented 22.02% and 5.07%, respectively, of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to tender option bonds), at an annual estimated dividend cost to the Fund of 1.93% for ARPS and 1.83% for RVMTP, as of June 30. 2022, and assumes the Fund will continue to pay dividends on the ARPS at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the Preferred Shares will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure” in the accompanying Prospectus.
[6]	“Other Expenses” are estimated for the Fund’s current fiscal year ending December 31, 2022.
[7]	“Dividend Cost on Preferred Shares” and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 1.03%.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.